1933 Act
                                                                     Rule 497(j)


August 15, 2002                                                        VIA EDGAR
                                                                       ---------




Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


Re:      Phoenix Life Variable Accumulation Account
         Phoenix Life Insurance Company
         Registration No. 002-78020


To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus (Versions A, C and D) and Statement of Additional Information (Versions A, C and D) that would have been filed under rule 497(c), would not have differed from that contained in the most recent amendment and has been filed electronically on Form N-4 pursuant to Rule 485(b) on August 9, 2002.

Please call the undersigned at 860-403-5788 if you have any questions concerning this filing.

Very truly yours,


/s/Richard J. Wirth
-------------------
Richard J. Wirth
Vice President and Insurance and Investment Products Counsel
Phoenix Life Insurance Company